FINANCIAL RISK MANAGEMENT OBJECTIVES - Commodity Price Sensitivity (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
23% increase in commodity price
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in year-end price	(14.00%)
Effect on profit before tax	$ (3,296)
23% decrease in commodity price
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in year-end price	14.00%
Effect on profit before tax	$ 3,296
95% increase in commodity price
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in year-end price		23.00%
Effect on profit before tax		$ 5,981
95% decrease in commodity price
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in year-end price		(23.00%)
Effect on profit before tax		$ (5,981)